SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Software develpoment costs	$ 655,641
Unrecognized tax benefits	0	$ 0
Retirement benefit plan expenses	37,645	24,300
VAT receivable	255,112	255,112
Prepaid expenses and other receivables		750,167
Prepaid expenses balance	$ 357,934	$ 495,055